LONG-TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Long-term Obligations

Long-term obligations, in thousands, consisted of the following as of:

	December 31,
	2013	2012
Senior Secured Term Loan Facility, due 2016	$312,097	$1,452,506
Senior Secured Term Loan Facility, due 2018	2,063,250	965,150
11% Senior Subordinated Notes, paid in 2013	—	450,000
8 5/8% Senior Notes, due 2018	500,000	500,000
7 7/8% Senior Notes, due 2019	650,000	650,000

	3,525,347	4,017,656

Less: current maturities	(11,877)	(25,125)

Long-term obligations	$3,513,470	$3,992,531

Future Maturities of Long-term Debt	Future maturities of long-term debt, in thousands, are:

Year Ending December 31,	Amount
2014	$11,877
2015	$23,753
2016	$328,048
2017	$20,633
2018	$2,491,036
Thereafter	$650,000

Subordinated Notes	2018 Senior Notes

Year	Percentage
2014	104.313
2015	102.156
2016 and thereafter	100.000
2019 Senior Notes

Year	Percentage
2014	103.938
2015	101.969
2016 and thereafter	100.000